Other receivables and prepayments	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other receivables and prepayments
21.	Other receivables and prepayments

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Staff advances	7,501	5,107	807
Associates and joint ventures	182,671	13,230	2,090
Other related parties	10,096	37,275	5,889
Interest receivables	6,775	4,345	686
Bills receivable in transit	29,134	32,013	5,058
Retention sums (i)	—	30,000	4,740
Others	10,510	10,705	1,692

Loans and receivables (Note 36)	246,687	132,675	20,962
Tax recoverable	102,024	177,819	28,094
Prepayments	37,654	73,896	11,675

Total	386,365	384,390	60,731

For terms and conditions relating to related parties, refer to Note 30.

Note:

(i)	Retention sums relate to money deposits in an escrow account pending finalization of tax payable for the disposal of LKNII.

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Other receivables (non-current) (i) (Note 36)	1,588	620	98

(i)

Non-current non-trade receivables due from joint ventures and associate are unsecured, non-interest bearing and are to be settled in cash. These amounts are not expected to be repaid within the next 12 months.